Significant Accounting Policies - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant accounting policies [line items]
Prepaid expenses	R$ 129,256	R$ 169,555
Leases of low-value assets	5,000
Globo Group
Disclosure of significant accounting policies [line items]
Prepaid expenses	R$ 163,065	R$ 294,953
Short-term lease agreement.	12 months